Fair Value Measurements and Investments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2026	Dec. 31, 2025
GDEV I
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unfunded commitments		$ 0.2	$ 0.2
GDEV II
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unfunded commitments		$ 0.2	$ 0.2
Interest rate swap contracts
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative, cost of hedge	$ 2.6